Condensed Consolidated Balance Sheets (USD $) In Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 13,227	$ 7,584
Short-term investments		1,793
Accounts receivable
Related parties	314	435
Unrelated parties	7,919	7,776
Loans and advances to related parties	231	96
Inventories	5,273	4,298
Deferred income tax	249	386
Unrealized gains on derivative instruments	793	52
Advances to suppliers	487	188
Recoverable taxes	2,131	1,603
Assets held for sale	215	6,987
Others	834	593
Total current assets	31,673	31,791
Non-current assets
Property, plant and equipment, net	91,677	83,096
Intangible assets	1,344	1,274
Investments in affiliated companies, joint ventures and others investments	8,552	4,497
Other assets:
Goodwill on acquisition of subsidiaries	3,370	3,317
Loans and advances
Related parties	39	29
Unrelated parties	305	165
Prepaid pension cost	1,935	1,962
Prepaid expenses	333	222
Judicial deposits	1,888	1,731
Recoverable taxes	518	361
Deferred income tax	511
Unrealized gains on derivative instruments	190	301
Tax Incentive / reinvestiment	346	144
Account receivable of sale of aluminum	347
Others	185	249
Total other assets	9,967	8,481
TOTAL	143,213	129,139
Current liabilities
Suppliers	4,652	3,558
Payroll and related charges	1,018	1,134
Minimum annual remuneration attributed to stockholders	2,111	4,842
Current portion of long-term debt	1,918	2,823
Short-term debt	100	139
Loans from related parties		9
Provision for income taxes	4,238	751
Taxes payable and royalties	107	257
Employees postretirement benefits	235	168
Unrealized losses on derivative instruments	50	35
Provisions for asset retirement obligations	56	75
Liabilities associated with assets held for sale	85	3,152
Others	1,037	969
Total current liabilities	15,607	17,912
Non-current liabilities
Employees postretirement benefits	2,207	2,442
Long-term debt	22,435	21,591
Provisions for contingencies (Note 16 (b))	2,169	2,043
Unrealized losses on derivative instruments	11	61
Deferred income tax	7,069	8,085
Provisions for asset retirement obligations	1,354	1,293
Debentures	1,418	1,284
Others	2,444	1,987
Total non-current liabilities	39,107	38,786
Redeemable noncontrolling interest	578	712
Commitments and contingencies (Note 16)
Stockholders' equity
Preferred class A stock - 7,200,000,000 no-par-value shares authorized and 2,108,579,618 (2010 - 2,108,579,618) issued	16,728	10,370
Common stock - 3,600,000,000 no-par-value shares authorized and 3,256,724,482 (2010 - 3,256,724,482) issued	25,837	16,016
Treasury stock - 99,649,562 (2010 - 99,649,571) preferred and 47,375,394 (2010 - 47,375,394) common shares	(2,660)	(2,660)
Additional paid-in capital	318	2,188
Mandatorily convertible notes - common shares	290	290
Mandatorily convertible notes - preferred shares	644	644
Other cumulative comprehensive loss	2,566	(333)
Undistributed retained earnings	30,082	42,218
Unappropriated retained earnings	11,211	166
Total Company stockholders' equity	85,016	68,899
Noncontrolling interests	2,905	2,830
Total stockholders' equity	87,921	71,729
TOTAL	$ 143,213	$ 129,139